ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.7%

Aerospace/Defense – 3.3%
Airbus SE (France)(a)	105,775	$3,434,514

Airlines – 2.7%
Gol Linhas Aereas Inteligentes SA (Brazil)*(a)(b)	181,449	2,807,016

Apparel – 3.2%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	40,834	3,240,178

Beverages – 2.4%
Diageo PLC (United Kingdom)(a)	15,268	2,496,623

Biotechnology – 3.1%
Argenx SE (Netherlands)*(a)(b)	27,695	3,156,122

Commercial Services – 4.5%
New Oriental Education & Technology Group, Inc. (China)*(a)	22,194	2,458,207
TAL Education Group (China)*(a)	64,154	2,196,633
Total Commercial Services		4,654,840

Computers – 8.1%
Check Point Software Technologies Ltd. (Israel)*	21,412	2,344,614
Infosys Ltd. (India)(a)(b)	270,910	3,080,247
WNS Holdings Ltd. (India)*(a)	49,615	2,914,881
Total Computers		8,339,742

Electric – 4.5%
Centrais Eletricas Brasileiras SA (Brazil)(a)	259,702	2,487,945
Cia Energetica de Minas Gerais (Brazil)(a)(b)	620,878	2,104,777
Total Electric		4,592,722

Electronics – 3.1%
Allegion PLC	30,963	3,209,315

Food – 10.2%
BRF SA (Brazil)*(a)	255,700	2,342,212
Cia Brasileira de Distribuicao (Brazil)(a)	109,019	2,096,435
Cosan Ltd., Class A (Brazil)*	206,030	3,069,847
Nestle SA (Switzerland)(a)	27,736	3,006,583
Total Food		10,515,077

Healthcare - Products – 3.3%
Alcon, Inc. (Switzerland)*(b)	5,419	315,874
Smith & Nephew PLC (United Kingdom)(a)	63,069	3,035,511
Total Healthcare - Products		3,351,385

Healthcare - Services – 2.7%
ICON PLC (Ireland)*	19,182	2,826,276

Internet – 5.5%
MercadoLibre, Inc. (Argentina)*	6,609	3,643,079
Tencent Holdings Ltd. (China)(a)(b)	48,123	2,003,361
Total Internet		5,646,440

Iron / Steel – 1.9%
Cia Siderurgica Nacional SA (Brazil)(a)(b)	627,243	1,982,088

Mining – 12.1%
AngloGold Ashanti Ltd. (South Africa)(a)	182,184	3,328,502
BHP Group Ltd. (Australia)(a)(b)	40,851	2,017,222
Cia de Minas Buenaventura SAA (Peru)(a)(b)	140,235	2,128,767
Gold Fields Ltd. (South Africa)(a)	597,607	2,940,227
Rio Tinto PLC (Australia)(a)	38,281	1,994,057
Total Mining		12,408,775

Pharmaceuticals – 11.3%
AstraZeneca PLC (United Kingdom)(a)(b)	64,068	2,855,511
Dr Reddy’s Laboratories Ltd. (India)(a)	50,491	1,913,104
Galapagos NV (Belgium)*(a)	29,256	4,466,221
Novartis AG (Switzerland)(a)	27,095	2,354,555
Total Pharmaceuticals		11,589,391

Semiconductors – 2.8%
ASML Holding NV (Netherlands)	11,598	2,881,175

Software – 2.0%
SAP SE (Germany)(a)	17,200	2,027,364

Telecommunications – 7.1%
Nice Ltd. (Israel)*(a)	34,722	4,993,024
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)(a)	78,100	2,351,591
Total Telecommunications		7,344,615

Transportation – 3.1%
ZTO Express Cayman, Inc. (China)(a)	147,762	3,151,763

Trucking & Leasing – 2.8%
Fly Leasing Ltd. (Ireland)*(a)	139,439	2,859,894

Total Common Stocks
(Cost $92,029,051)		102,515,315

MONEY MARKET FUND – 0.3%
Invesco Government & Agency Portfolio - Private Investment Class, 1.53%(c) (Cost $307,909)	307,909	307,909

Investments	Principal	Value
REPURCHASE AGREEMENTS – 7.4%(d)
BNP Paribas Securities Corp., dated 09/30/19, due 10/01/19, 2.37%, total to be received $1,771,889, (collateralized by various U.S. Government Agency Obligations, 0.00%-7.00%, 02/15/21-08/01/49, totaling $1,801,937)	$1,771,772	$1,771,772
BofA Securities, Inc., dated 09/30/19, due 10/01/19, 2.30%, total to be received $524,333, (collateralized by various U.S. Government Agency Obligations, 1.13%-2.25%, 08/31/21-11/15/27, totaling $534,065)	524,299	524,299
Citigroup Global Markets, Inc., dated 09/30/19, due 10/01/19, 2.32%, total to be received $1,771,886, (collateralized by various U.S. Government Agency Obligations, 2.50%-9.00%, 06/01/24-10/01/49, totaling $1,801,905)	1,771,772	1,771,772
HSBC Securities USA, Inc., dated 09/30/19, due 10/01/19, 2.36%, total to be received $1,771,888, (collateralized by various U.S. Government Agency Obligations, 0.00%-2.50%, 01/30/20-05/15/46, totaling $1,802,967)	1,771,772	1,771,772

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

Investments	Principal	Value
REPURCHASE AGREEMENTS (continued)
RBC Dominion Securities, Inc., dated 09/30/19, due 10/01/19, 2.37%, total to be received $1,771,889, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/15/19-09/01/49, totaling $1,801,913)	$1,771,772	$1,771,772
Total Repurchase Agreements
(Cost $7,611,387)		7,611,387

Total Investments – 107.4%
(Cost $99,948,347)		110,434,611
Liabilities in Excess of Other Assets – (7.4%)		(7,572,510)
Net Assets – 100.0%		$102,862,101

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $14,801,061; the aggregate market value of the collateral held by the fund is $15,320,695. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $7,709,308.
(c)	Rate shown reflects the 7-day yield as of September 30, 2019.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES DORSEY WRIGHT ADR ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$102,515,315	$–	$–	$102,515,315
Money Market Fund	307,909	–	–	307,909
Repurchase Agreements	–	7,611,387	–	7,611,387
Total	$102,823,224	$7,611,387	$–	$110,434,611

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	3.3%
Airlines	2.7
Apparel	3.2
Beverages	2.4
Biotechnology	3.1
Commercial Services	4.5
Computers	8.1
Electric	4.5
Electronics	3.1
Food	10.2
Healthcare - Products	3.3
Healthcare - Services	2.7
Internet	5.5
Iron / Steel	1.9
Mining	12.1
Pharmaceuticals	11.3
Semiconductors	2.8
Software	2.0
Telecommunications	7.1
Transportation	3.1
Trucking & Leasing	2.8
Money Market Fund	0.3
Repurchase Agreements	7.4
Total Investments	107.4
Liabilities in Excess of Other Assets	(7.4)
Net Assets	100.0%